Class A, C, Advisor and Investor Shares | Pacific Funds Small-Cap
Pacific FundsSM Small-Cap
Investment Goal
This Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible Funds of the Trust. More information about these and other discounts is available from your financial professional and in the Overview of the Share Classes section on page 29 in the Fund’s prospectus.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class A, C, Advisor and Investor Shares - Pacific Funds Small-Cap	Class A	Class C	Advisor Class	Investor Class
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	4.25%	none	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	none	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A, C, Advisor and Investor Shares - Pacific Funds Small-Cap		Class A	Class C	Advisor Class	Investor Class
Management Fee		0.85%	0.85%	0.85%	0.85%
Distribution (12b-1) and/or Service Fees		0.25%	1.00%	none	0.25%
Other Expenses	[1]	1.10%	1.10%	1.10%	1.10%
Total Annual Fund Operating Expenses		2.20%	2.95%	1.95%	2.20%
Less Expense Reimbursement	[2]	(0.90%)	(0.90%)	(0.90%)	(0.85%)
Total Annual Fund Operating Expenses	[3]	1.30%	2.05%	1.05%	1.35%
[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[2]	The investment adviser has agreed to limit certain "Other Expenses" incurred by the Fund that exceed an annual rate of 0.25% for Investor Class shares, and 0.20% for Class A, C and Advisor Class shares through 1/10/2019. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon approval of the Board of Trustees and prior written notice to the investment adviser. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the Fund to exceed the expense cap that was in effect at the time of the reimbursement.
[3]	after Expense Reimbursement

Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. Each Example assumes that you invest $10,000 in the noted share class of the Fund for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown, except for the expense caps, which are only reflected for the contractual periods. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
Your expenses (in dollars) if you SELL your shares at the end of each period.
Expense Example - Class A, C, Advisor and Investor Shares - Pacific Funds Small-Cap - USD ($)	Class A	Class C	Advisor Class	Investor Class
1 year	$ 552	$ 308	$ 107	$ 137
3 years	$ 820	$ 643	$ 334	$ 428

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
Expense Example, No Redemption - Class A, C, Advisor and Investor Shares - Pacific Funds Small-Cap - USD ($)	Class A	Class C	Advisor Class	Investor Class
1 year	$ 552	$ 208	$ 107	$ 137
3 years	$ 820	$ 643	$ 334	$ 428

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. This Fund does not yet have a portfolio turnover rate.
Principal Investment Strategies
Under normal circumstances, this Fund invests at least 80% of its assets in common stocks and other equity securities of small capitalization U.S. companies. The Fund defines small capitalization companies as companies whose market capitalizations fall within the range of the Russell 2000® Index at the time of purchase. As of June 30, 2015, the market capitalization range of the Russell 2000® Index was approximately $103 million to $4.71 billion. The market capitalization of the companies in the Fund’s portfolio and the Russell 2000® Index changes over time; the Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization changes.

The Fund invests in securities that the Fund’s portfolio management team believes are attractively valued with the potential to exceed investor expectations. The team analyzes a variety of quantitative and fundamental inputs in making stock decisions, and the team seeks to build a portfolio that is well diversified at the issuer level and by economic sector. The Fund may sell securities that no longer meet the investment criteria of the portfolio management team.
Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down. There is no guarantee that the Fund will achieve its investment goal. There may be losses in the value of an investment as asset values fluctuate and you could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to other Principal Risks described below. The Fund may be affected by the following principal risks:
  Active Management Risk: The Manager’s judgments about the value or potential appreciation of an investment may prove to be incorrect or fail to have the intended results, which could adversely impact the Fund’s performance and cause it to underperform relative to other funds with similar investment goals or relative to its benchmark, or not to achieve its investment goal.
  Equity Securities Risk: Equity securities tend to go up or down in value, sometimes rapidly and unpredictably.
  Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer of the security or instrument, such as reduced demand for the issuer’s goods or services.
  Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which the Fund has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain holdings may be difficult to value, purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations.
  Market and Regulatory Risk: Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.
  Price Volatility Risk: To the extent the Fund invests in investments whose value may go up or down rapidly or unpredictably, the Fund’s value may also go up or down rapidly or unpredictably. Price volatility can be caused by many factors, including changes in the economy or financial markets or for reasons specific to a particular issuer.
  Small-Capitalization Companies Risk: Small-capitalization companies may be more susceptible to liquidity risk and price volatility risk and be more vulnerable to economic, market and industry changes than larger, more established companies.

Performance
The bar chart and table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund's returns compare to a broad-based market index. The Fund acquired the assets of the Rothschild U.S. Small-Cap Core Fund (the “Predecessor Fund”) in a reorganization transaction on January 11, 2016. The Fund's objectives (goals), policies, guidelines and restrictions are substantially the same as those of the Predecessor Fund. Each class of the Fund available in this prospectus was first offered on January 11, 2016.

The bar chart shows the performance of the Fund’s Investor Class shares. The performance figures for Class A, Class C, Advisor Class and Investor Class shares of the Fund reflect the historical performance of the then-existing Institutional Class shares of the Predecessor Fund for periods prior to January 11, 2016. In the bar chart, performance figures have not been adjusted to reflect estimated fees and expenses of the Investor Class shares of the Fund for periods prior to January 1, 2016. In the table, performance figures have not been adjusted to reflect estimated fees and expenses of Class A, Class C, Advisor Class and Investor Class shares of the Fund, respectively, for periods prior to January 11, 2016. If the returns had been adjusted, then performance for the share classes could vary from the returns shown based on differences in their fee and expense structures. The Institutional Class shares of the Predecessor Fund commenced operations on December 31, 2014.

Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information may be obtained at our website: www.mutualfunds.pacificlife.com/mfc/home/performance.html, or by calling customer service at (800) 722-2333 (select Option 2).
Calendar Year Total Returns (%)
[1]	Investor Class return for the period 1/1/16 through 3/31/16: (1.23%)

Best and worst quarterly performance reflected within the bar chart: Q1 2015: 5.90%; Q3 2015: (10.06%)
Average Annual Total Returns (For the periods ended December 31, 2015)
Average Annual Total Returns - Class A, C, Advisor and Investor Shares - Pacific Funds Small-Cap	1 year	Since Inception
Class A	(5.70%)	(5.70%)
Class A | (after taxes on distributions)	(5.82%)	(5.82%)
Class A | (after taxes on distributions and sale charges)	(3.12%)	(3.12%)
Class C	(2.53%)	(2.53%)
Advisor Class	(1.55%)	(1.55%)
Investor Class	(1.55%)	(1.55%)
Russell 2000® Index (reflects no deductions for fees, expenses or taxes)	(4.41%)	(4.41%)

The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; (b) are shown for Class A shares only and will vary for other classes; and (c) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.